U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of Issuer:
BlackRock Large Cap Series Funds, Inc. (formerly Merrill Lynch Large Cap Series Funds, Inc) 100 Bellevue Parkway Wilmington, DE 19809

2.
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [  ]

BlackRock Large Cap Growth Fund
(formerly Merrill Lynch Large Cap Growth Fund)

3.	Investment Company Act File Number:	811-9637
	Securities Act File Number:	33-89389

4.	(a)	Last day of fiscal year for which this Form is filed: October 31, 2005

	(b)	[X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

	(c)	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

(i)	Aggregate sales price of securities sold during the fiscal year pursuant to Section 24(f):	$226,531,793[1]

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$123,577,308[1]

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 31, 1995, that were not previously used to reduce registration fees payable to the Commission:	$0

1	Includes adjustment to correct calculation in 24F-2 Notice filed for fiscal year 2005.

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$123,577,308

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$102,954,485[2]

(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv):	$0

(vii)	Multiplier for determining registration fee (see instruction C.9):	.000107[3]

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due)]:	$11,016.13[3]

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):	$0[3]

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$11,016.13[3]

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[X] Wire Transfer

[ ] Mail or other means

[2]	Amount originally reported was $98,614,350. The incremental amount of $4,340,135 is being reported on EDGAR header page of this Amendment as a portion of “Sales Proceeds.”

[3]
Amount originally reported and paid on January 30, 2006 was $10,551.74.  The additional filing fee due with this Amendment is calculated by multiplying the incremental amount of $4,340,135 by the current SEC fee multiplier (in effect as of March 2009) of .00005580.  The fee due is $242.18.  The interest due at the annual rate of 2.0% (applicable to fees originally due in January 2006) is $17.00.  The fee plus interest being paid with this Amendment is $259.18.

2

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By:

/s/ Donald C. Burke
President and Chief Executive Officer

Date:  July 31, 2009

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of Issuer:
BlackRock Large Cap Series Funds, Inc. (formerly Merrill Lynch Large Cap Series Funds, Inc) 100 Bellevue Parkway Wilmington, DE 19809

2.
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [   ]

BlackRock Large Cap Value Fund
(formerly Merrill Lynch Large Cap Value Fund)

3.	Investment Company Act File Number:	811-9637
	Securities Act File Number:	33-89389

4.	(a)	Last day of fiscal year for which this Form is filed: October 31, 2005

	(b)	[X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

	(c)	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

(i)	Aggregate sales price of securities sold during the fiscal year pursuant to Section 24(f):	$867,830,818[4]

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$290,857,459[4]

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 31, 1995, that were not previously used to reduce registration fees payable to the Commission:	$0

4	Includes adjustment to correct calculation in 24F-2 Notice filed for fiscal year 2005.

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$290,857,459

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$576,973,359[5]

(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv):	$0

(vii)	Multiplier for determining registration fee (see instruction C.9):	.000107[6]

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due)]:	$61,736.15[6]

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):	$0[6]

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$61,736.15[6]

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[X] Wire Transfer

[ ] Mail or other means

[5]	Amount originally reported was $562,020,490. The incremental amount of $14,952,869 is being reported on EDGAR header page of this Amendment as a portion of “Sales Proceeds.”

[6]
Amount originally reported and paid on January 30, 2006 was $60,136.20.  The additional filing fee due with this Amendment is calculated by multiplying the incremental amount of $14,952,869 by the current SEC fee multiplier (in effect as of March 2009) of .00005580.  The fee due is $834.37.  The interest due at the annual rate of 2.0% (applicable to fees originally due in January 2006) is $58.57.  The fee plus interest being paid with this Amendment is $892.94.

2

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By:

/s/ Donald C. Burke
President and Chief Executive Officer

Date:  July 31, 2009

3

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of Issuer:
BlackRock Large Cap Series Funds, Inc. (formerly Merrill Lynch Large Cap Series Funds, Inc) 100 Bellevue Parkway Wilmington, DE 19809

2.
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [   ]

BlackRock Large Cap Core Fund
(formerly Merrill Lynch Large Cap Core Fund)

3.	Investment Company Act File Number:	811-9637
	Securities Act File Number:	33-89389

4.	(a)	Last day of fiscal year for which this Form is filed: October 31, 2005

	(b)	[X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

	(c)	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

(i)	Aggregate sales price of securities sold during the fiscal year pursuant to Section 24(f):	$943,611,288[7]

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$445,562,769[7]

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 31, 1995, that were not previously used to reduce registration fees payable to the Commission:	$0

7	Includes adjustment to correct calculation in 24F-2 Notice filed for fiscal year 2005.

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$445,562,769

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$498,048,519[8]

(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv):	$0

(vii)	Multiplier for determining registration fee (see instruction C.9):	.000107[9]

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due)]:	$53,291.20[9]

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):	$0[9]

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$53,291.20[9]

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[X] Wire Transfer

[ ] Mail or other means

[8]	Amount originally reported was $481,517,156. The incremental amount of $16,531,363 is being reported on EDGAR header page of this Amendment as a portion of “Sales Proceeds.”

[9]
Amount originally reported and paid on January 30, 2006 was $51,522.34.  The additional filing fee due with this Amendment is calculated by multiplying the incremental amount of $16,531,363 by the current SEC fee multiplier (in effect as of March 2009) of .00005580.  The fee due is $922.45.  The interest due at the annual rate of 2.0% (applicable to fees originally due in January 2006) is $64.75.  The fee plus interest being paid with this Amendment is $987.20.

2

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By:

/s/ Donald C. Burke
President and Chief Executive Officer

Date:  July 31, 2009

3